Consolidated and Combined Statements of Changes in Equity - USD ($) shares in Millions, $ in Millions	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Net Parent Investment [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance, beginning of period at Dec. 31, 2015				$ 516	$ 2	$ 518
Net income				124		124
Stock-based employee compensation				4		4
Net transfers to Parent				(84)		(84)
Other comprehensive loss, net of tax					(2)	(2)
Balance, end of period at Dec. 31, 2016				560		560
Net income				160		160
Stock-based employee compensation				4		4
Net transfers to Parent				(63)		(63)
Balance, end of period at Dec. 31, 2017				661		661
Net income			$ 17	108		125
Stock-based employee compensation		$ 1		3		4
Adoption of ASC 606				2		2
Net transfers to Parent				(127)		(127)
Non-cash distribution to Parent				(1,000)		(1,000)
Reclassification of Net Parent Investment			(352)	$ 352
Issuance of common stock at Spin-off, value	$ 1		(1)
Issuance of common stock at Spin-off, shares	85
Other comprehensive loss, net of tax					(9)	(9)
Balance, end of period at Dec. 31, 2018	$ 1	$ 1	$ (336)		$ (9)	$ (344)
Balance, shares at Dec. 31, 2018	85